Goodwill - Schedule of Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Goodwill cost, Beginning	$ 1,599,718	$ 1,599,718	$ 1,599,718
Goodwill additions
Goodwill disposals
Goodwill cost, Ending	$ 1,599,718	$ 1,599,718	$ 1,599,718